INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Federal tax statutory rate	21.00%	21.00%
Effect of Hong Kong statutory tax rate	0.00%	7.00%
Effect of PRC statutory tax rate	0.00%	0.00%
Valuation allowance	(21.00%)	(21.00%)
Effective rate	0.00%	7.00%